Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
31.	SUBSEQUENT EVENTS

(a)	Bank loan

In January 2025, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB10,000 at an interest rate of 3.50% per annum. The maturity date is December 20, 2025.

In January 2025, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB10,000 at an interest rate of 3.50% per annum. The maturity date is December 20, 2025.

In March 2025, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB10,000 at an interest rate of 3.90% per annum. The maturity date is June 17, 2025.

In March 2025, Adlai Hangzhou entered into a non-revolving facility agreement with a third party financial institution for a facility amount of RMB20,000 at an interest rate of 3.30% per annum. The maturity date is March 27, 2026.

In February 2025, Adlai Hangzhou repaid a non-revolving facility amount of RMB30,000 at the maturity date.

In February 2025, Adlai US repaid a non-revolving facility amount of USD 3,000 at the maturity date.

In March 2025, Adlai Hangzhou repaid a non-revolving facility amount of RMB10,000 before the maturity date.

In April 2025, Adlai Hangzhou repaid a non-revolving facility amount of RMB10,000 before the maturity date.

In April 2025, Adlai Hangzhou entered into a non-revolving facility agreement with two third party financial institutions for a facility amount of RMB60,000 at an interest rate of 3% per annum. The maturity date is October 22, 2025.